Income Taxes - Tax attributes (gross) (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Income Taxes
Corporation tax loss carryforwards	€ 388,980	€ 129,704
Trade tax loss carryforwards	387,524	128,889
Interest carryforwards	15,846	€ 14,879
Tax loss carryforwards cannot be used	€ 47,780